Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accrued Expenses and Other Current Liabilities
Interest payable		¥ 19,347	¥ 38,171
Payables to merchants		590,517	28,480
Accrual for salary, bonus and employee benefits		31,141	33,549
Advertising fees payable		37,307	55,574
Accrued expenses		42,904	35,775
Deposits from merchants		41,079	17,522
Contingent consideration		10,253	3,654
Other tax payable		89,994	69,176
Others		33,152	23,535
Accrued Expenses and Other Current Liabilities	$ 128,659	895,694	¥ 305,436
Restricted cash deposit pledged to the merchants as collateral		¥ 150,000